Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
M3Sixty Onchain U.S. Government Money Market Fund
Shareholder Report [Line Items]
Fund Name	M3Sixty Onchain U.S. Government Money Market Fund
Class Name	M3Sixty Onchain U.S. Government Money Market Fund
Trading Symbol	MCGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the M3Sixty Onchain U.S. Government Money Market Fund (the “Fund”), for the six months ended March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, statement of additional information and other information at https://m3sixtyfunds.com/u-s-government-mmf/. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://m3sixtyfunds.com/u-s-government-mmf/
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund Shares	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
Net Assets	$ 37,547
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$37,547	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	2	Portfolio Turnover Rate	0%

Holdings [Text Block]

What did the Fund invest in?

Holdings (as a % of Net Assets)
U.S. Treasury Bill, 3.31%, 04/14/2026	79.80%	Goldman Sachs Financial Square Fund	11.30%

Sector Allocation (as a % of Portfolio)
Government	87.60%	Cash and Cash Equivalents	12.40%